SCHEDULE OF PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2024	Apr. 01, 2023	Apr. 01, 2022
IfrsStatementLineItems [Line Items]
Plant and equipment, balance		$ 3,696
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Plant and equipment, balance		3,696
Computer equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Plant and equipment, balance	5,038	5,038	5,038		$ 5,038
Computer equipment [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Plant and equipment, balance	5,038	1,342	$ 5,038	$ 1,342	$ 335
Accumulated depreciation, charge for the year	$ 3,696	$ 1,007